Cover	12 Months Ended
Dec. 31, 2019 USD ($) shares
Entity Information [Line Items]
Document Type	10-K
Document Annual Report	true
Document Period End Date	Dec. 31, 2019
Document Transition Report	false
Entity File Number	1-3525
Entity Registrant Name	AMERICAN ELECTRIC POWER CO INC.
Entity Incorporation, State or Country Code	NY
Entity Tax Identification Number	13-4922640
Entity Address, Address Line One	1 Riverside Plaza,
Entity Address, City or Town	Columbus,
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43215-2373
City Area Code	(614)
Local Phone Number	716-1000
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Public Float | $	$ 43,491,855,142
Entity Common Stock, Shares Outstanding	494,169,471
Documents Incorporated by Reference
Documents Incorporated By Reference

Description	Part of Form 10-K into which Document is Incorporated

Portions of Annual Reports of the following companies for the fiscal year ended December 31, 2019:	Part II
American Electric Power Company, Inc.
AEP Texas Inc.
AEP Transmission Company, LLC
Appalachian Power Company
Indiana Michigan Power Company
Ohio Power Company
Public Service Company of Oklahoma
Southwestern Electric Power Company

Portions of Proxy Statement of American Electric Power Company, Inc. for 2020 Annual Meeting of Shareholders.	Part III

Entity Central Index Key	0000004904
Amendment Flag	false
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
AEP Texas Inc. [Member]
Entity Information [Line Items]
Entity File Number	333-221643
Entity Registrant Name	AEP TEXAS INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	51-0007707
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	100,000,000
Entity Central Index Key	0001721781
AEP Transmission Co [Member]
Entity Information [Line Items]
Entity File Number	333-217143
Entity Registrant Name	AEP TRANSMISSION COMPANY, LLC
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	46-1125168
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001702494
Appalachian Power Co [Member]
Entity Information [Line Items]
Entity File Number	1-3457
Entity Registrant Name	APPALACHIAN POWER COMPANY
Entity Incorporation, State or Country Code	VA
Entity Tax Identification Number	54-0124790
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	13,499,500,000,000
Entity Central Index Key	0000006879
Indiana Michigan Power Co [Member]
Entity Information [Line Items]
Entity File Number	1-3570
Entity Registrant Name	INDIANA MICHIGAN POWER COMPANY
Entity Incorporation, State or Country Code	IN
Entity Tax Identification Number	35-0410455
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	1,400,000,000,000
Entity Central Index Key	0000050172
Ohio Power Co [Member]
Entity Information [Line Items]
Entity File Number	1-6543
Entity Registrant Name	OHIO POWER COMPANY
Entity Incorporation, State or Country Code	OH
Entity Tax Identification Number	31-4271000
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	27,952,473,000,000
Entity Central Index Key	0000073986
Public Service Co Of Oklahoma [Member]
Entity Information [Line Items]
Entity File Number	0-343
Entity Registrant Name	PUBLIC SERVICE COMPANY OF OKLAHOMA
Entity Incorporation, State or Country Code	OK
Entity Tax Identification Number	73-0410895
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	9,013,000,000,000
Entity Central Index Key	0000081027
Southwestern Electric Power Co [Member]
Entity Information [Line Items]
Entity File Number	1-3146
Entity Registrant Name	SOUTHWESTERN ELECTRIC POWER COMPANY
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	72-0323455
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	7,536,640,000,000
Entity Central Index Key	0000092487
New York Stock Exchange | Common Stock, $6.50 par value
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $6.50 par value
Trading Symbol	AEP
Security Exchange Name	NYSE
New York Stock Exchange | 6.125% Corporate Units
Entity Information [Line Items]
Title of 12(b) Security	6.125% Corporate Units
Trading Symbol	AEP PR B
Security Exchange Name	NYSE